OCC Cash Reserves
One World Financial
Center
New York, NY 10281

Taxable
Primary Portfolio
Government Portfolio

Tax-Exempt
General Municipal Portfolio
California Municipal Portfolio
New York Municipal Portfolio

For more information or
assistance with your account
please call:
1-800-401-6672


OCC CASH RESERVES


                                                                January 10, 1997

Dear Shareholder:

OCC Cash Reserves is pleased to send you this annual report for the fiscal year ended November 30, 1996. Detailed information on the performance and holdings of each of the Fund's five portfolios is presented in the Investment Review and financial statements that follow.

As was the case in the first half of the year, investor sentiment towards the market for fixed income securities continued to be marked by a high degree of skepticism. The market continued to struggle with the conflict between low inflation and the prospect of stronger economic growth. Market participants carefully focused on every comment from the Federal Reserve seeking clues as to whether the Fed would tighten or ease. Their swift reaction to these comments often resulted in a very volatile market for long-term fixed income securities. Although investors in money market funds, such as OCC Cash Reserves may have seen the yield on their investment decline during this period, they have not been exposed to the market volatility.

We at OCC Cash Reserves want to thank you for your continued support and we look forward to serving your money market fund needs in 1997 and for many years in the future.

                                              Sincerely,


                                           /s/Joseph M. La Motta

                                              Joseph M. La Motta
                                              President

================================================================================
Investment Review
================================================================================

Primary Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income from investments in a diversified portfolio of high-quality money market securities. The Primary Portfolio invests in a range of high-quality securities: marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities; U.S. dollar-denominated certificates of deposit and bankers' acceptances; interest-bearing time deposits; domestic or foreign commercial paper of prime quality and participation interests in loans of equivalent quality extended by banks to such companies; and repurchase agreements that are collateralized in full each day by U.S. Government securities.

Annual Review

During the fiscal year ended November 30, 1996, the daily dividends of the Primary Portfolio averaged 4.60% on an annual basis or 4.69% compounded monthly. At the fiscal year-end the Portfolio had a seven-day compounded yield of 4.94%, down from 5.01% at the beginning of the year. The average maturity of the Portfolio during the year ranged from a low of 43 days to a high of 69 days and on November 30 was 64 days.

Government Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income from investments in a diversified portfolio of high-quality money market securities. The Government Portfolio invests in: marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities; and repurchase agreements that are collateralized in full each day by such securities.

Annual Review

The Government Portfolio's daily dividend averaged 4.41% on an annual basis or 4.51% compounded monthly in the fiscal year ended November 30, 1996. On November 30 the seven-day compounded yield of the Portfolio was 4.47%, down from 4.88% a year earlier. The average maturity of the Portfolio during the year ranged from 16 days to 63 days. On November 30, it was 52 days.

General Municipal Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income that is exempt from Federal income taxes, from investments in a diversified portfolio of high-grade municipal money market securities. Types of investments include municipal notes, short-term municipal bonds, short-term discount notes and participation interests in any of the foregoing.

Annual Review

Daily dividends of the General Municipal Portfolio averaged 2.53% on an annual basis and 2.56% compounded monthly during the fiscal year ended November 30. For an investor not subject to the alternative minimum tax in the top Federal income tax bracket of 39.6%, the effective compounded monthly yield was equivalent to a taxable return of 4.24%. The seven-day compounded yield on November 30 was 2.71% compared with the year earlier when it was 3.08%. Average maturity for the Portfolio ranged from 27 days to 67 days and on November 30 was 55 days.

California Municipal Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income that is exempt from Federal and California personal income taxes, from investments in a diversified portfolio of high-grade municipal money market securities. The California municipal securities in which the Portfolio invests include municipal notes, short-term municipal bonds, short-term discount notes and participation interest in the foregoing.

Annual Review

For the year ended November 30, 1996, the daily dividend averaged 2.40% on an annual basis and 2.42% compounded monthly. For a person not subject to the alternative minimum tax in the top Federal and California income tax brackets of 39.6% and 11% respectively, the monthly compound return would be equivalent to a taxable return of 4.50%. Between the end of the last fiscal year and November 30, 1996, the seven-day compounded yield fell from 3.14% to 3.04%. The average maturity of the securities in the Portfolio ranged from 25 days to 69 days and was 54 days on November 30.

New York Municipal Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income that is exempt from Federal, New York State and New York City income taxes, from investments in a portfolio of high-grade municipal money market securities. The New York municipal securities in which the Portfolio invests include municipal notes, short-term municipal bonds, short-term discount notes and participation interests in any of the foregoing.

Annual Review

In the year ended November 30, 1996, the daily dividends of the Portfolio averaged 2.47% on an annual basis and 2.50% compounded monthly. This was equivalent to an effective taxable yield of 4.67% for a person not subject to the alternative minimum tax in the top Federal, New York State and New York City tax brackets of 39.6%, 7.50% and 3.91%, respectively. The seven-day compounded yield fell from 3.18% to 2.70% between the 1995 and 1996 fiscal year-ends. The average maturity of the Portfolio ranged between 24 days and 69 days. On November 30, it was 63 days.

================================================================================
Tax Information (unaudited)
================================================================================

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (November 30, 1996) as to the Federal tax status of dividends and distributions received by shareholders during such fiscal year. Accordingly, we are advising you that per share dividends paid by the Primary and Government Portfolios amounting to $0.046 and $0.044, respectively, are subject to Federal income tax. Substantially all dividends paid by the General, California and New York Municipal Portfolios during the fiscal year were Federally exempt interest dividends, although each of those Portfolios did invest in securities which paid interest subject to the Federal alternative minimum tax during its fiscal year. The portion of dividends paid to shareholders subject to such tax amounted to 31.5%, 16.7% and 25.8%, for the General, California and New York Municipal Portfolios, respectively.

Since each of the Portfolio's fiscal year is not the calendar year, you will be advised on IRS Form 1099 DIV as to the Federal tax status of the dividends received by you in calendar 1996. The amounts that will be reported will be the amounts to use on your 1996 Federal income tax return and probably will differ from the amounts which we must report for the Portfolio's fiscal year ended November 30, 1996. Enclosed with the mailing of this annual report is additional tax information, including a breakdown of the interest income derived by state for the General Municipal Portfolio and a quarterly breakdown of the percentage of income in the Government Portfolio qualifying for state tax pass-through treatment. The breakdown of interest by state for the General Municipal Portfolio may be of value in reducing a shareholder's state or local tax liability, if any. Shareholders are advised to consult with their own tax advisors as to the Federal, state and local tax status of the income received.

November 30, 1996
================================================================================
Schedules of Investments
================================================================================

Primary Portfolio


--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
U.S. Government Agencies--4.4%
           Federal National Mortgage Association,
$45,000      5.24%-5.67%,
             4/11/97-9/29/97...............................      $    44,992,033
 15,000      5.37%, 12/3/96, VRDN*.........................           14,996,179
 15,000    Student Loan Marketing Association,
             5.18%-5.40%, 3/13/97..........................           15,000,000
                                                                 ---------------
Total U.S. Government Agencies
   (amortized cost -- $74,988,212).........................      $    74,988,212
                                                                 ---------------
Bank Notes--.2%
$ 4,000    NationsBank NA,
             5.37%, 2/10/97
             (amortized cost -- $3,957,637)................      $     3,957,637
                                                                 ---------------
Certificates of Deposit--17.8%
$35,000    BankAmerica NTSA,
             5.50%-5.66%,
             12/9/96-10/7/97...............................      $    35,000,000
 45,000    Bank of Nova Scotia,
             5.56%-5.83%,
             1/21/97-3/10/97...............................           45,000,000
 20,000    Beneficial Corp., VRDN*,
             5.35%, 1/10/97................................           20,000,000
 55,000    Canadian Imperial Bank of
             Commerce,
             5.33%-5.415%,
             12/30/96-1/8/97...............................           55,000,651
 20,000    Deutsche Bank,
             5.51%, 11/24/97...............................           19,990,589
 10,000    Dresdner U.S. Finance Inc.,
             5.60%, 7/7/97.................................           10,000,000
 25,000    National Westminster Bank PLC,
             5.53%, 12/10/96...............................           25,000,000
 25,000    NationsBank NA,
             5.35%, 2/10/97................................           25,000,000
 15,000    Royal Bank of Canada,
             5.46%, 12/31/96...............................           15,000,122
 55,000    Societe Generale Bank,
             5.48%-5.70%,
             12/9/96-5/19/97...............................           55,000,000
Total Certificates of Deposit                                    ---------------
  (amortized cost -- $304,991,362).........................      $   304,991,362
                                                                 ---------------
Commercial Paper--74.5%
$35,000    Abbey National North America,
             5.42%-5.49%,
             12/4/96-12/26/96..............................      $    34,933,779
$25,000    ABN-Amro North America
             Finance Inc.,
             5.43%-5.57%,
             12/3/96-4/1/97................................      $    24,723,143
 46,730    American Express Credit Corp.,
             5.25%-5.30%,
             12/30/96-12/31/96.............................           46,527,359
 30,000    American Home Products Corp.,
             5.28%, 12/23/96...............................           29,903,200
 25,000    Associates Corporation of North
             America,
             5.255%, 12/20/96..............................           24,930,663
 62,000    Bayerische Vereinsbank AG,
             5.33%-5.52%,
             2/3/97-4/10/97................................           61,115,543
 30,961    British Columbia (Province of),
             5.28%-5.50%,
             12/9/96-1/30/97...............................           30,714,448
 20,000    Canadian Wheat Board,
             5.33%-5.45%,
             3/13/97-4/7/97................................           19,657,553
 48,000    Cheltenham & Gloucester
             Building Society,
             5.26%-5.34%,
             12/11/96-5/12/97..............................           47,500,290
 76,955    Daimler Benz North America Corp.,
             5.26%-5.33%,
             12/4/96-1/21/97...............................           76,648,328
 15,000    Deere (John) Capital Corp.,
             5.41%, 3/24/97................................           14,745,279
 50,000    Dresdner U.S. Finance Inc.,
             5.32%-5.41%,
             12/2/96-1/27/97...............................           49,824,925
 22,500    Eksportfinans A/S,
             5.30%-5.60%,
             12/18/96-3/18/97..............................           22,276,646
 25,000    Ford Credit Europe PLC,
             5.31%, 2/3/97.................................           24,764,000
 42,000    General Electric Capital Corp.,
             5.35%-5.38%,
             1/13/97-1/27/97...............................           41,667,767
 22,000    General Electric Capital
             Services Inc.,
             5.27%, 4/14/97................................           21,568,446
 65,945    General Motors Acceptance Corp.,
             5.32%-5.325%,
             5/23/97-8/21/97...............................           63,586,143
 15,000    Glaxo Holdings PLC,
             5.41%, 1/2/97.................................           14,927,867
 50,000    Household Finance Corp.
             5.25%-5.35%,
             12/12/96-12/23/96.............................           49,871,056

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
Commercial Paper--74.5% (cont'd)
$ 26,890     IBM Credit Corp.,
               5.25%-5.31%,
               12/17/96-1/14/97.............................      $   26,798,617
  70,000     Merrill Lynch & Co. Inc.,
               5.34%-5.40%,
               1/6/97-1/28/97...............................          69,539,100
  55,000     Morgan (J.P.) & Co. Inc.,
               5.37%-5.62%,
               2/18/97-3/10/97..............................          54,296,808
  49,000     Morgan Stanley Group Inc.,
               5.32%-5.48%,
               12/5/96-2/4/97...............................          48,673,014
  20,150     Oesterreichische Kontrollbank AG,
               5.28%, 2/18/97...............................          19,916,529
  10,000     Queensland Treasury Corp.,
               5.42%, 12/12/96..............................           9,983,439
  26,803     Sherwood Medical Co.,
               5.28%, 12/18/96..............................          26,736,171
  12,000     Societe Generale N.A. Inc.,
               5.41%, 3/5/97................................          11,830,487
  15,000     Student Loan Corp.,
               5.34%, 12/2/96...............................          14,997,775
  62,275     Svenska Handelsbanken Inc.,
               5.35%-5.52%,
               12/6/96-4/16/97..............................          61,742,408
  64,000     Sweden (Kingdom of),
               5.25%-5.42%,
               12/16/96-6/27/97.............................          63,407,312
  34,000     Swedish Export Credit Corp.,
               5.31%-5.32%,
               1/9/97-1/13/97...............................          33,798,997
  20,000     The Queen in Right of Alberta,
               5.50%, 12/5/96...............................          19,987,778
  30,000     Toronto-Dominion Holdings
               USA Inc.,
               5.30%, 12/23/96..............................          29,902,833
  42,150     UBS Finance Inc.,
               5.32%-5.90%,
               12/2/96-12/3/96..............................          42,141,492
  42,600     U.S. Borax & Chemical Corp.,
               5.30%-5.46%,
               12/19/96-5/19/97.............................          42,182,454
  Total Commercial Paper
    (amortized cost--$1,275,821,649)........................      $1,275,821,649
                                                                  --------------
Corporate Note--.9%
$ 15,000     CIT Group Holdings Inc., VRDN*,
               5.33%, 11/20/97
               (amortized cost--$14,990,107)................      $   14,990,107
                                                                  --------------
Repurchase Agreement--2.1%
$ 36,034     J.P. Morgan Securities Inc.,
               dtd. 11/29/96, 5.62%, 12/2/96
               (proceeds at maturity $36,050,876,
               collateralized by $36,805,000 par,
               $36,758,994 value, Federal Home
               Loan Mortgage Corp., 12/5/96
               (amortized cost -- $36,034,000)..............      $   36,034,000

Total Investments
   (amortized cost--$1,710,782,967+)...............    99.9%      $1,710,782,967
Other Assets in Excess
   of Other Liabilities............................     0.1       $    1,797,794
                                                      -----       --------------
Total Net Assets...................................   100.0%      $1,712,580,761
                                                      ======      ==============

--------------------------------------------------------------------------------
Government Portfolio
--------------------------------------------------------------------------------
U.S. Government Agencies--91.0%
$    600     Federal Farm Credit Bank,
               5.23%, 1/17/97...............................      $      595,903
  44,040     Federal Home Loan Bank,
               5.20%-5.70%,
               12/2/96-7/24/97..............................          43,652,141
  28,712     Federal Home Loan Mortgage
               Corporation,
               5.16%-5.70%,
               12/2/96-5/6/97...............................          28,534,962
             Federal National Mortgage Association,
  14,455       5.23%-5.37%,
               12/9/96-6/11/97..............................          14,278,507
   5,000       5.37%, 12/3/96, VRDN*........................           4,998,726
                                                                  --------------
Total U.S. Government Agencies
   (amortized cost--$92,060,239)............................      $   92,060,239

Repurchase Agreement--8.9%
$  8,966     J.P. Morgan Securities Inc.,
               dtd. 11/29/96, 5.62%, 12/2/96
               (proceeds at maturity $8,970,199,
               collateralized by $9,230,000 par,
               $9,149,238 value, Federal Home
               Loan Mortgage Corp., 1/27/97)
               (amortized cost--$8,966,000).................      $    8,966,000
                                                                  --------------

Total Investments
 (amortized cost--$101,026,239+)...................    99.9%      $  101,026,239
Other Assets in Excess
 of Other Liabilities..............................     0.1              109,265
                                                      -----       --------------

Total Net Assets...................................   100.0%      $  101,135,504
                                                      =====       ==============

November 30, 1996
================================================================================
Schedules of Investments (continued)
================================================================================

--------------------------------------------------------------------------------
General Municipal Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
Alabama--1.6%
$   2,000    Phenix Cnty. IDB, EIR,
               Mead Coated Brd. Proj.,
               (LC; ABN Amro Bank, PA)
               3.50%, 1/22/97...............................      $    2,000,000
                                                                  --------------
Alaska--9.5%
      915    Alaska Indl. Dev. Auth.,
               8.75%, 4/1/97 (A)............................             948,333
    3,600    Alaska St. HF Corp.,
               Ser. A, VRDN*,
               3.55%, 12/4/96...............................           3,600,000
      250    Anchorage Elec. Util. Rev.,
               (Insd.; MBIA),
               4.50%, 12/1/96...............................             250,000
             Valdez Marine Term. Rev.,
               Arco Transn. Proj.,
    4,800    Ser. A, 3.70%, 1/6/97..........................           4,800,000
    2,000      Ser. B, VRDN*,
               3.70%, 12/4/96...............................           2,000,000
                                                                  --------------
                                                                      11,598,333
                                                                  --------------
Arizona--5.6%
    1,000    Arizona Edl. Ln. Mktg. Corp.,
               ELR, Ser. A, VRDN*
               (LC; Dresdner Bank AG),
               3.60%, 12/4/96...............................           1,000,000
    2,500    Cochise Cnty. PCR, SWDR,
               Arizona Elec. Pwr. Coop. Inc. Proj.,.........
               3.70%, 3/1/97................................           2,500,000
    2,100    Maricopa Cnty. PCC, PCR,
               So. California Edison,
               Palo Verdi Proj.,
               3.55%, 12/12/96..............................           2,100,000
    1,200    Mesa Muni. Dev. Corp.,
               Ser. A,
               3.50%, 12/2/96...............................           1,200,000
                                                                  --------------
                                                                       6,800,000
                                                                  --------------
California--4.9%
    1,500    California Sch. Cash Reserve,
               Prog. Auth., Ser. A,
               4.75%, 7/2/97................................           1,507,838
    1,000    California St. RAN's,
               dtd. 8/6/96,
               4.50%, 6/30/97...............................           1,002,946
    1,000    Contra Costa Cnty. TRAN's,
               dtd. 7/1/96,
               4.50%, 7/3/97................................           1,004,233
    1,000    Fresno TRAN's,
               dtd. 7/2/96,
               4.50%, 6/30/97...............................           1,003,053
    1,000    Los Angeles Cnty. TRAN's,
               dtd. 7/1/96,
               Ser. A,
               (LC; Credit Suisse, NY and
               Morgan Guaranty, N.Y.),
               4.50%, 6/30/97...............................           1,004,063
      500    Sonoma Valley Sch. Dist. TRAN's
               dtd. 7/3/96,
               4.50%, 7/3/97................................             501,692
                                                                  --------------
                                                                       6,023,825
                                                                  --------------
Delaware--2.5%
    3,100    Delaware St. EDAR, Gas Facs.,
               Delmarva Pwr. & Lt., VRDN*,
               4.00%, 12/2/96...............................           3,100,000
                                                                  --------------
Florida--1.1%
    1,350    Putnam Cnty. Dev. Auth., PCR,
              Seminole Elec. Co. Proj.,
              Ser. H-1, VRDN*,
              3.55%, 12/4/96................................           1,350,000
                                                                  --------------
Hawaii--3.9%
      500    Hawaii St. Arpts. Sys. Rev.
               6.00%, 7/1/97................................             505,364
    2,210    Hawaii St. Dept. 1988, Ser. C,
               3.45%, 1/29/97...............................           2,210,000
    1,000    Hawaii St. GO,
               Ser. BW (LC; FGIC),
               5.15%, 3/1/97................................           1,003,399
    1,000    Secondary Mkt. Svcs. Corp., SLR,
               Ser. II, VRDN*
               (LC; Nat'l. Westminster Bank PLC),
               3.60%, 12/4/96...............................           1,000,000
                                                                  --------------
                                                                       4,718,763
                                                                  --------------
Illinois--9.7%
    5,300    Chicago O'Hare Int'l. Arpt.,
               Ser. B, VRDN*
               (LC; Societe Generale Bank),
               3.60%, 12/4/96...............................           5,300,000
             Illinois Hlth. FAR,
               Hosp. Sisters Svc. Proj., Ser. E,
               VRDN* (Insd.; MBIA),
    1,700      3.55%, 12/4/96...............................           1,700,000
    1,510      3.55%, 1/30/97...............................           1,510,000
    2,800      Parkside Dev. Corp. Proj.,
               VRDN* (LC; First NatOl. Bank of
               Chicago),
               3.55%, 12/4/96...............................           2,800,000

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                     Value
--------------------------------------------------------------------------------
Illinois--9.7% (cont'd)
$      500  Illinois St., GO,
              5.25%, 10/1/97...............................        $    504,968
                                                                   ------------
                                                                     11,814,968
                                                                   ------------
Indiana--2.7%
       500  Indianapolis Ind. Loc. Pub. Impt.,
              Bond Bank, Ser.D,
              4.25%, 1/9/97................................             500,235
     2,745  Sullivan PCR,
              Rural Util./Hoosier Elec. Co.,
              Ser. 85L-4,
              3.50%, 1/24/97...............................           2,745,000
                                                                   ------------
                                                                      3,245,235
                                                                   ------------
Kentucky--1.8%
       200  Boone Cnty. PCR,
              Cincinnati Gas & Elec. Co.
              Proj., Ser. A, VRDN*
              (LC; Union Bank of Switzerland),
              3.65%, 12/2/96...............................             200,000
     2,000  Kentucky HEL, Student Loan
              Corp., SLR, Ser. E, VRDN*
              3.60%, 12/4/96...............................           2,000,000
                                                                   ------------
                                                                      2,200,000
                                                                   ------------
Maryland--2.0%
     1,000  Anne Arundel Cnty. EDR,
              Baltimore Gas & Elec. Co. Proj.,
              3.60%, 12/11/96..............................           1,000,000
     1,000  Maryland St., Dept. of Trans.,
              3.625%, 6/15/97..............................             999,492
       500  Washington Subn. San. Dist.,
              Gen. Constr.,
              4.50%, 6/1/97................................             501,205
                                                                   ------------
                                                                      2,500,697
                                                                   ------------
Mississippi--1.1%
     1,300  Jackson Cnty., Port. Fac. Rev.
              Chevron USA Inc. Proj., VRDN*
              4.15%, 12/2/96...............................           1,300,000
                                                                   ------------
Missouri--.5%
       600  Missouri EIERA, PCR,
              Union Elec. Co. Proj.,
              Ser. A (LC; Swiss Bank Corp.),
              3.65%, 6/1/97................................             600,000
                                                                   ------------
Nebraska--3.0%
            Nebraska HEL Prog.,
              Student Ln. Prog.
     2,100    Ser. A, VRDN*
              (LC; SLMA),
              3.60%, 12/4/96...............................           2,100,000

     1,600    Ser. C, VRDN*
              (LC; SLMA),
              3.60%, 12/4/96...............................           1,600,000
                                                                   ------------
                                                                      3,700,000
                                                                   ------------
Nevada--.4%
       500  Clark Cnty. AIR,
              Sub. Lien, Ser. A-2, VRDN*
              (LC; Toronto-Dominion Bank),
              3.60%, 12/4/96...............................             500,000
                                                                   ------------
New Hampshire--.9%
     1,100  New Hampshire St. BFA, PCR,
              Pub. Svc. Co. of New Hampshire
              Proj., Ser. D, VRDN*
              (LC; Barclays Bank PLC),
              3.75%, 12/4/96...............................           1,100,000
                                                                   ------------
New Jersey--1.6%
     1,000  Essex Cnty. BAN's,
              Ser. A, dtd. 9/18/96,
              4.50%, 9/17/97...............................           1,003,773
     1,000  Ocean Cnty. BAN's
              dtd. 6/20/96
              4.25%, 6/20/97...............................           1,002,115
                                                                   ------------
                                                                      2,005,888
                                                                   ------------
New York--13.6%
       328  East Hampton Town BAN's,
              Ser. C, dtd. 8/22/96,
              4.50%, 8/22/97...............................             329,020
       400  Gloversville Sch. Dist. GO,
              (CS; FSA)
              4.90%, 6/15/97...............................             402,516
     1,000  New York City Mun. Asst. Corp.,
              Ser. E
              4.00%, 7/1/97................................           1,001,566
            New York St. DAR,
       500    City Univ. Sys. Cons., Ser. A,
              8.125%, 7/1/97 (A)...........................             521,843
       200    St. Francis Ctr. at the Knolls,
              VRDN* (LC; Banque Nationale
              de Paribas),
              4.00%, 12/2/96...............................             200,000
     1,000  New York St. ERDA, PCR,
              Rochester Gas & Elec. Corp. Proj.,
              (LC; Credit Suisse),
              3.60%, 11/15/97..............................           1,000,000
            New York St. JDA, St. Gtd.,
       200    Ser. A1-A13, VRDN*,
              4.05%, 12/2/96...............................             200,000
     4,300    Ser. A1-A42, VRDN*,
              4.05%, 12/2/96...............................           4,300,000

November 30, 1996
================================================================================
Schedules of Investments (continued)
================================================================================

--------------------------------------------------------------------------------
General Municipal Portfolio (cont'd)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                     Value
--------------------------------------------------------------------------------
New York--13.6% (cont'd)
$    2,500    Ser. B1-B21, VRDN*,
              4.05%, 12/2/96...............................        $   2,500,000
     2,000  New York St. PAR,
              3.70%, 3/1/97***.............................            2,000,000
            Niagara Cnty. NY Solid Waste.,
              Ser. C,
     1,600    3.85%, 12/3/96...............................            1,600,000
     2,100    3.70%, 1/9/97................................            2,100,000
       500  Oceanside Sch. Dist. TAN's,
              dtd. 7/10/96,
              4.375%, 6/27/97..............................              501,303
                                                                   -------------
                                                                      16,656,248
                                                                   -------------
North Carolina--1.4%
     1,700  Wake Cnty. Indl. Facs. & PCFA
              Carolina Power & Lt. Co. Proj.,
              VRDN* (LC; Sumitomo Bank),
              4.00%, 12/2/96...............................            1,700,000
                                                                   -------------
Ohio--2.0%
     1,500  Ohio HFAMR,
              Ser. A (LC; American Intl. Group),
              3.40%, 3/3/97**..............................            1,500,000
     1,000  Ohio St. Air Quality DAR,
              JMG Fdg. Ltd. Proj., Ser. B, VRDN*
              (LC; Societe Generale Bank),
              3.65%, 12/4/96...............................            1,000,000
                                                                   -------------
                                                                       2,500,000
                                                                   -------------
Pennsylvania--5.5%
     1,700  Emmaus GAR,
              Ser. C-8, VRDN*
              (LC; Midland Bank PLC),
              3.70%, 12/4/96...............................            1,700,000
       200  Pennsylvania St. GO, Ser. A,
              6.50%, 6/1/97................................              202,419
     2,000  Pennsylvania St. HEA, SLR,
              Ser. A, VRDN*
              (LC; SLMA),
              3.60%, 12/4/96...............................            2,000,000
       350  Philadelphia, GO,
              4.00%, 5/15/97...............................              350,071
       500  Philadelphia Sch. Dist. TRAN's,
              dtd. 7/17/96,
              4.50%, 6/30/97...............................              501,392
     2,000  Venango IDA, RRR, Ser. '90B,
              3.55%, 1/23/97...............................            2,000,000
                                                                   -------------
                                                                       6,753,882
                                                                   -------------
Rhode Island--.2%
$      225  North Providence, GO,
              5.75%, 7/1/97................................        $     227,218
                                                                   -------------
South Carolina--.8%
       970  York Cnty. PCR,
              Saluda River Proj., Ser. '84E,
              3.65%, 2/15/97...............................              970,000
                                                                   -------------
Tennessee--2.7%
     2,300  Hamilton Cnty. IDR,
              Seaboard Feeds Inc. Proj.,
              VRDN*
              3.75%, 12/5/96...............................            2,300,000
     1,000  Metropolitan Nashville Arpt.,
              VRDN* (Insd.; FGIC),
              3.50%, 12/4/96...............................            1,000,000
                                                                   -------------
                                                                       3,300,000
                                                                   -------------
Texas--12.1%
     1,000  Brazos HEA,
              Ser. B-1, VRDN*
              (CS; SLMA),
              3.55%, 12/4/96...............................            1,000,000
     2,300  Brazos River Auth., PCR,
              Texas Utils. Elec. Co. Proj., Ser. A,
              (LC; Canadian Imperial Bank),
              3.55%, 12/10/96..............................            2,300,000
   2,200    Brazos River Harbor Navigation,
              Dist. of Brazoria Cnty.,
              3.55%, 1/28/97...............................            2,200,000
   3,000    Dallas Area TRAN's,
              dtd. 8/8/95, Ser. A,
              3.35%, 12/5/96...............................            3,000,000
   1,000    Gulf Coast IDA, Marine Term. Rev.,
              Amoco Oil Co. Proj.,
              3.60%, 12/1/96...............................            1,000,000
   2,000    Gulf Coast WDA, PCR,
              Exxon Proj.,
              3.55%, 12/9/96...............................            2,000,000
   1,400    Lower CO. River Auth. Tex. Rev.,
              Jr. Lien, Ser. 3rd Suppl.,
              3.50%, 12/4/96...............................            1,400,000
     240    North Cent., HFDCR,
              Presbyterian Healthcare, Ser. A,
              4.00%, 6/1/97................................              240,000
     620    Texas HEA, EEIR,
              Ser. B, VRDN*
              (Insd.; FGIC),
              3.50%, 12/4/96...............................              620,000
   1,000    Texas St. TRAN's,
              dtd. 8/30/96,
              4.75%, 8/29/97...............................            1,006,068
                                                                   -------------
                                                                      14,766,068
                                                                   -------------

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
Utah--2.5%
$  1,000  Emery Cnty. PCR,
            Pacificorp Projs., VRDN*
            4.15%, 12/2/96.................................      $     1,000,000
   2,000  Utah St. Brd. Regents SLR,
            Ser. L, VRDN*
            (Insd.; AMBAC),
            3.60%, 12/4/96.................................            2,000,000
                                                                 ---------------
                                                                       3,000,000
                                                                 ---------------

Washington--.2%
     250  Washington St. GO,
            Ser. R-'92C,
            4.90%, 9/1/97..................................              251,816
                                                                 ---------------
West Virginia--.8%
   1,000  West Virginia Pub. Auth. Rev.,
            Morgantown Assoc. Proj.,
            (LC; Swiss Bank),
            3.55%, 2/3/97..................................            1,000,000
                                                                 ---------------
Wisconsin--3.6%
   1,000  Racine Sch. Dist. TRAN's
            dtd. 8/26/96,
            4.15%, 8/22/97.................................            1,001,909
   3,400  Wisconsin HFFAR,
            Hosp. Sisters Oblig.,
            Ser. G, VRDN* (Insd.; MBIA),
            3.55%, 12/4/96.................................            3,400,000
                                                                 ---------------
                                                                       4,401,909
                                                                 ---------------

Total Investments
  (amortized cost--$120,084,850+)...................   98.2%     $   120,084,850
Other Assets in Excess
  of Other Liabilities..............................    1.8            2,196,942
                                                      -----      ---------------
Total Net Assets....................................  100.0%     $   122,281,792
                                                      =====      ===============


--------------------------------------------------------------------------------
California Municipal Portfolio
--------------------------------------------------------------------------------

California--92.1%
$  2,000  Anaheim Ctfs. Partn.,
            1993 Ref. Projs.,
            VRDN* (LC; ABN-Amro Bank),
            3.40%, 12/4/96.................................      $     2,000,000
   1,000  California Cmnty. College FA
            TRAN's, Ser. A,
            dtd. 7/3/96,
            4.75%, 7/2/97..................................            1,005,056
     500  California HF Agy. Rev.,
            Home Mtg. Prog., Ser. D,
            3.55%, 4/1/97..................................              500,000

   2,000  California HFF,
            Kaiser Permanente Proj.,
            Ser. A, VRDN*,
            3.45%, 12/4/96.................................            2,000,000
   2,000  California HFFAR, Memorial
            Hlth. Svcs. Proj., VRDN*,
            3.45%, 12/4/96.................................            2,000,000
   1,000  California PCFA,
            Pacific Gas & Elec. Co. Proj.,
            Ser. D, (LC; Union Bank of
            Switzerland),
            3.25%, 12/3/96.................................            1,000,000
   2,000  California PCFA, PCR,
            Homestake Mining Proj., Ser. '84A,
            VRDN* (LC; Bank of Nova Scotia),
            3.45%, 12/4/96.................................            2,000,000
   2,000  California PCFA, PCR, RRR,
            Wadham Energy Proj., Ser. C,
            VRDN* (LC; Banque Nationale
            de Paribas),
            3.60%, 12/4/96.................................            2,000,000
          California PCFA, RRR,
   1,300    Burney Forest Prods., Ser. A,
            VRDN* (LC; Fleet Bank),
            4.00%, 12/2/96.................................            1,300,000
   1,000    Delano Proj.,
            VRDN* (LC; Algemene Bank,
            Netherlands),
            4.05%, 12/2/96.................................            1,000,000
     900    Ultrapower Malaga Corp. Proj.,
            VRDN* (LC; Bank of America),
            Ser. B, 4.10%, 12/2/96.........................              900,000
            Ultrapower Rocklin Proj.,
            VRDN* (LC; Security Pacific
            National Bank),
   1,000    Ser. A, 4.10%, 12/2/96.........................            1,000,000
     400    Ser. B, 4.10%, 12/2/96.........................              400,000
     300  California PCFA, SWDR,
            Shell Oil Co. Martinez Proj.,
            Ser. B, VRDN*,
            4.20%, 12/2/96.................................              300,000
          California SCD Corp. Rev.,
            Ind'l. Dev.,
     395    Florestone Prod. Proj.,
            VRDN* (LC; California St. Tchrs.
            Ret. Fd.),
            3.55%, 12/4/96.................................              395,000
   1,700    South Bay Circuits Proj.,
            VRDN* (LC; California St. Tchrs.
            Ret. Fd.),
            3.55%, 12/4/96.................................            1,700,000

November 30, 1996
===============================================================================
Schedules of Investments (continued)
===============================================================================

-------------------------------------------------------------------------------
California Municipal Portfolio (cont'd)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Principal
Amount
(000)                                                                     Value
-------------------------------------------------------------------------------
$    1,500   California Sch. Cash Reserve,
               Prog. Auth., Ser. A,
               4.75%, 7/2/97...............................          $1,507,838
     1,306   California St. DWR's,
               3.35%, 12/19/96.............................           1,306,000
     1,000   California St. RAN's, Ser. A,
               dtd. 8/6/96,
               4.50%, 6/30/97..............................           1,003,278
     1,000   Contra Costa Cnty. TRAN's,
               dtd. 7/1/96,
               4.50%, 7/3/97...............................           1,004,233
     2,000   Contra Costa TA, STR,
               Ser. A (Insd.; FGIC),
               5.00%, 3/1/97...............................           2,007,096
     1,500   Irvine Ranch WD, Ser. B,
               VRDN* (LC; Landesbank Hessen),
               3.95%, 12/2/96..............................           1,500,000
     1,600   Los Angeles Cnty. MTA, STR, Ser. A,
               (LC; Morgan Guaranty Trust Co. Inc.,
               Union Bank of Switzerland and
               Credit Suisse),
               3.30%, 12/13/96.............................           1,600,000
     1,000   Los Angeles Dept. of Wtr. & Power,
               Electric Plant Short Term Rev.,
               3.35%, 12/12/96.............................           1,000,000
     1,000   Metropolitan WD, Ser. A,
               3.40%, 12/12/96.............................           1,000,000
     1,000   Monterey Cnty. FAR,
               Reclamation & Dist. Proj., VRDN*,
               (LC; Dai-Ichi Kangyo Bank),
               3.55%, 12/5/96..............................           1,000,000
     1,000   Sacramento MUD, Ser. I,
               (LC; Bayerische Landensbank
               Girozentrale),
               3.25%, 12/4/96..............................           1,000,000
       500   San Luis Obispo Cnty. Cmnty.
               College Dist. TRAN's,
               dtd. 7/2/96,
               4.50%, 6/30/97..............................             501,668
     1,000   San Luis Obispo Cnty. Office of
               Education TRAN's,
               dtd. 10/10/96,
               4.50%, 10/9/97..............................           1,005,674
     1,200   Santa Clara Cnty. FA, Lease Rev.,
               VMC Fac. Replacement Proj., Ser.B,
               VRDN* (LC; Union Bank of
               Switzerland),
               3.50%, 12/4/96..............................           1,200,000
       500   Southern California Edison Co.,
               3.45%, 2/12/97..............................             500,000
             State of California GO,
     1,500     3.30%, 12/2/96..............................           1,500,000
     2,000     3.30%, 12/9/96..............................           2,000,000
     1,000     3.40%, 1/30/97..............................           1,000,000
     2,000     3.45%, 1/23/97..............................           2,000,000
     1,000   Sutter Cnty. Office of Education
               TRAN's, dtd. 10/22/96,
               4.50%, 10/22/97.............................           1,006,002
     4,000   University of California,
               Regents, Ser. A,
               3.35%, 12/5/96..............................           4,000,000
     1,000   Ventura Cnty. TRAN's,
               dtd. 7/2/96,
               4.75%, 7/2/97...............................           1,005,054
                                                                    -----------
                                                                     49,146,899
                                                                    -----------
Puerto Rico--5.6%
             Puerto Rico Gov't. Dev. Bank,
     1,000     3.45%, 2/3/97...............................           1,000,000
     2,000     3.55%, 2/4/97...............................           2,000,000
                                                                    -----------
                                                                      3,000,000
                                                                    -----------
Total Investments
  (amortized cost--$52,146,899+)..............        97.70%        $52,146,899
Other Assets in Excess
  of Other Liabilities........................         2.3            1,213,758
                                                     ------         -----------
Total Net Assets..............................       100.00%        $53,360,657
                                                     ======         ===========

-------------------------------------------------------------------------------
New York Municipal Portfolio
-------------------------------------------------------------------------------
New York--96.2%
$    1,000   Babylon, IDA, RRR,
               VRDN*, dtd. 11/27/96
               3.95%, 12/2/96..............................         $ 1,000,000
     1,000   Broome Cnty. BAN's,
               dtd. 4/18/96,
               4.10%, 4/18/97..............................           1,001,531
       300   Broome Cnty. Ctfs., Partn.,
               Pub. Safety Fac.,
               (Insd.; MBIA),
               3.75%, 4/1/97...............................             299,947
       500   Elmira City, BAN'S
               dtd. 7/11/96
               4.375%, 7/10/97.............................             501,530
     1,000   Gloversville Sch. Dist. GO,
               (CS.; FSA)
               4.90%, 6/15/97..............................           1,006,289
             Manhasset Sch. Dist. GO,
     1,000     4.25%, 6/26/97..............................           1,002,733
       500     7.25%, 1/1/97...............................             501,482

--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
$  415    Montgomery Cnty. GO,
            (Insd.; AMBAC)
            4.50%, 5/1/97.......................................  $      415,827
   325    New York City GO,
            Ser. A,
            8.75%, 11/1/97 (A)..................................         344,362
   300    New York City GO, VRDN*
            Ser. B-5,
            4.05%, 11/1/97......................................         300,000
          New York City, GO,
 1,000      Sub. Ser. H-6
            3.40%, 2/6/97.......................................       1,000,000
 2,000      Sub. Ser. J-2
            3.60%, 1/16/97......................................       2,000,000
   900    New York City Housing Dev. Corp
            Residential East 17th St., Ser. A,
            VRDN*
            4.15%, 1/2/97.......................................         900,000
   500    New York City IDA, CFR,
            Childrens Oncology Soc. Proj.,
            VRDN*
            (LC; Barclays Bank PLC)
            3.40%, 12/4/96......................................         500,000
          New York City IDA, IDR,
 1,000      JFK Field Hotel Assoc. Proj.,
            VRDN* (LC; Banque Indosuez),
            3.50%, 12/4/96......................................       1,000,000
 1,000      La Guardia Arpt. Assoc. Proj.,
            VRDN* (LC; Banque Indosuez),
            3.50%, 12/4/96......................................       1,000,000
          New York City Mun. Asst. Corp.,
 1,000      Ser. E, 4.00%, 7/1/97...............................       1,001,566
 1,000      Ser. 68, 6.90%, 7/1/97..............................       1,017,529
          New York City MWFA
 1,000      Series 3, 3.40%, 12/5/96............................       1,000,000
 2,000      Series 4, 3.45%, 12/12/96...........................       2,000,000
          New York City Trust CRR,
 2,000      Carnegie Hall Proj.,VRDN*
            (LC; Dai-Ichi Kangyo Bank),
            3.40%, 12/4/96......................................       2,000,000
 1,500      Museum of Broadcasting Proj.,
            VRDN* (LC; Sumitomo Bank),
            3.70%, 12/4/96......................................       1,500,000
 1,000    New York City, TAN'S
            Ser. A, dtd. 8/1/96
            4.50%, 2/12/97......................................       1,001,516
          New York DAR,
   500      City Univ. Sys. Cons., Ser. A,
            8.125%, 7/1/97 (A)..................................         521,843
 2,115      Metropolitan Museum of Art Proj.,
            Ser. B, VRDN* (Insd.; MBIA),
            3.35%, 12/4/96......................................       2,115,000
   505      Miriam Osborn Mem. Home Proj.,
            Ser. A, VRDN* (LC; Banque
            Nationale de Paribas),
            3.55%, 12/4/96......................................         505,000
 1,000      Ser. 1996
            3.50%, 1/23/97......................................       1,000,000
   500      Sloan Kettering Mem. Hosp. Proj.,
            Ser. C, (LC; Chemical Bank),
            3.65%, 1/6/97.......................................         500,000
          New York St. EFC, SWDR,
            Gen. Elec. Co. Proj., Ser. A,
 2,000      3.35%, 12/3/96......................................       2,000,000
 1,600      3.40%, 12/4/96......................................       1,600,000
 1,000      3.35%, 12/5/96......................................       1,000,000
 1,400    New York St. General Electric
            3.50%, 1/28/97......................................       1,400,000
          New York St. ERDA, PCR,
 2,000      New York St. Elec. & Gas Co. Proj.,
            Ser. B,
            3.85%, 10/15/97***..................................       2,000,000
 1,000      Niagara Mohawk Pwr. Co. Proj
            Ser. A,
            4.25%, 6/30/97......................................       1,000,000
            Rochester Gas & Elec. Co. Proj.,
            VRDN* (LC; Bank of New York)
 1,500      3.40%, 12/2/96......................................       1,500,000
 1,000      3.60%, 11/15/97***..................................       1,000,000
          New York St. JDA, St. Gtd.,
            VRDN*
   750      Ser. A, 4.05%, 12/2/96..............................         750,000
   845      Ser. B, 4.05%, 12/2/96..............................         845,000
   385      Special Purpose,
            Ser. A, 4.05%, 12/2/96..............................         385,000
 3,000    New York St. LGAC,
            Ser. E, VRDN* (LC; Canadian
            Imperial Bank),
            3.70%, 12/4/96......................................       3,000,000
 2,000    New York St. PAR,
            3.70%, 3/1/97***....................................       2,000,000
 1,000    New York St., BAN'S
            Ser. S, dtd. 11/27/96
            3.55%, 2/5/97.......................................       1,000,000
   558    Niagara Cnty. IDA, IDR,
            Pyron Corp. Proj., VRDN*
            (LC; Chemical Bank),
            3.55%, 12/4/96......................................         558,000
 1,500    Niagara Cnty. IDA, SWDR
            Ser. C,
            3.70%, 1/9/97.......................................       1,500,000
   500    Oceanside Sch. Dist. TAN'S,
            dtd. 7/10/96,
            4.375%, 6/27/97.....................................         501,303

November 30, 1996
================================================================================
Schedules of Investments (continued)
================================================================================

--------------------------------------------------------------------------------
New York Munipal Portfolio (cont'd)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Principal
Amount
(000)                                                                      Value
--------------------------------------------------------------------------------
            Port Auth. of New York & New
              Jersey, Ser. A,
$  1,000      3.50%, 1/29/97....................................    $  1,000,000
   2,500      3.55%, 12/2/96....................................       2,500,000
     260    St. Lawrence Cnty. IDA, CFR,
              INSD-St. Lawrence Univ. Proj.,
              Ser. A,
              4.25%, 7/1/97.....................................         260,733
   1,000    St. Lawrence Cnty. IDA, EIR,
              Reynolds Metals Co. Proj., VRDN*
              (LC; Royal Bank Of Canada),
              3.40%, 12/4/96....................................       1,000,000
     500    Scarsdale Sch. Dist., TAN'S
              dtd. 7/16/96,
              4.25%, 6/26/97....................................         500,927

   1,000    Student Loan Corp.,
              Ser. '89A, 3.40%, 12/4/96.........................       1,000,000
   1,000    Suffolk Cnty. IDA, IDR,
              Nissequogue Cogen Ptnrs. Proj.,
              VRDN* (LC; Toronto-Dominion
              Bank), 3.50%, 12/4/96.............................       1,000,000
   1,000    Suffolk Cnty. Wtr. Auth., BAN's,
              VRDN*, dtd. 12/21/94,
              3.45%, 12/4/96....................................       1,000,000
     450    Wallkill IDA, PCR,
              Reynolds Metals Co. Proj., VRDN*
              (LC; Dresdner Bank A.G.),
              3.35%, 12/4/96....................................         450,000
                                                                    ------------

Total Investments
  (amortized cost--$57,687,118+).........................  96.2%    $ 57,687,118
Other Assets in Excess
  of Other Liabilities...................................   3.8        2,309,004
                                                          -----     ------------
Total Net Assets......................................... 100.0%    $ 59,996,122
                                                          =====     ============


---------
     + Federal income tax basis of portfolio securities is the same as for financial reporting purposes.
     * Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Maturity date shown is date of next rate change.
    ** These issues carry a mandatory put feature. Date shown is the exercise date of the put.
   *** These issues carry an optional put feature. Date shown is the exercise date of the put.
   (A) Date shown is the pre-refunding date. Collateralized by U.S. Government securities and cash which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

See accompanying notes to financial statements.

General Abbreviations:
AD      Apartment Development
AIR     Airport Improvement Revenue
AMBAC   American Mortgage Bond Assurance Corporation
BAN     Bond Anticipation Note
BFA     Business Finance Authority
CDR     Community Development Revenue
CFR     Civic Facility Revenue
CRR     Cultural Resources Revenue
CS      Credit Support
DA      Development Authority
DAR     Dormitory Authority Revenue
DWR     Department of Water Resources
EDA     Economic Development Authority
EDAR    Economic Development Authority Revenue
EDR     Economic Development Revenue
EEIR    Education Equipment & Improvement Revenue
EFC     Environmental Facilities Corporation
EFR     Electric Facilities Revenue
EIERA   Environmental Improvement & Energy
              Resource Authority
EIR     Environment Improvement Revenue
ELR     Educational Loan Revenue
ERDA    Energy Research & Development Authority
FA      Finance Authority
FAGR    Finance Agency Revenue
FAR     Finance Authority Revenue
FGIC    Financial Guaranty Insurance Corporation
FSA     Financial Security Assurance
GAR     General Authority Revenue
GFR     General Fund Revenue
GO      General Obligation
HAR     Hospital Authority Revenue
HDA     Housing Development Authority
HEA     Higher Education Authority
HEAA    Higher Education Assistance Revenue
HEL     Higher Education Loan
HF      Housing Finance
HFA     Housing Finance Authority
HFAMR   Housing Finance Agency Mortgage Revenue
HFASFR  Housing Finance Authority Single Family Revenue
HFC     Housing Finance Committee
HFDCR   Health Facilities Development Corporation Revenue
HFF     Health Facilities Financing
HFFAR   Health Facilities Financing Authority Revenue
HFR     Health Facilities
            Revenue
HHEFAR  Health & Higher Educational Facilities Authority Revenue
HR      Hospital Revenue
HMFA    Housing Mortgage Finance Authority
HMFC    Housing Mortgage Finance Corporation
ID      Industrial Development
IDA     Industrial Development Authority
IDB     Industrial Development Board
IDR     Industrial Development Revenue
IFA     Industrial Finance Agency
JDA     Job Development Authority
LC      Letter of Credit
LGAC    Local Government Assistance Corporation
MBIA    Municipal Bond Investors Assurance
MFA     Municipal Finance Authority
MFHR    Multiple Family Housing Revenue
MMR     Multiple Family Mortgage Revenue
MTA     Metropolitan Transportation Authority
MUD     Municipal Utility District
MUDER   Municipal Utility District Electric Revenue
MWFA    Municipal Water Finance Authority
MWFSSR  Municipal Water Finance Sewer System Revenue
PAR     Power Authority Revenue
PCC     Pollution Control Corporation
PCFA    Pollution Control Financing Authority
PCFR    Pollution Control Facilities Revenue
PCR     Pollution Control Revenue
PFA     Public Facility Authority
PPA     Public Power Authority
PPR     Public Power Revenue
PSA     Public School Authority
PSR     Power Supply Revenue
RAN     Revenue Anticipation Note
RRR     Resource Recovery Revenue
SCD     Statewide Communities Development
SLMA    Student Loan Marketing Association
SLR     Student Loan Revenue
STR     Sales Tax Revenue
SWDR    Solid Waste Disposal Revenue
TA      Transportation Authority
TAN     Tax Anticipation Note
TRAN    Tax Revenue Anticipation Note
WD      Water District
WDA     Waste Disposal Authority

November 30, 1996
================================================================================
Statements of Assets and Liabilities
================================================================================

                                       ---------          ----------      ---------       ----------     ---------
                                       Primary            Government      General         California      New York
                                       Portfolio          Portfolio       Municipal       Municipal      Municipal
                                                                          Portfolio       Portfolio      Portfolio
                                       ---------          ----------      ---------       ----------     ---------
Assets
   Investments, at value
     (amortized cost -
     $1,710,782,967, $101,026,239,
     $120,084,850, $52,146,899 and
     $57,687,118, respectively).......  $1,710,782,967    $101,026,239    $120,084,850    $52,146,899    $57,687,118
   Cash...............................         240,211          95,127           5,459         11,522         98,707
   Receivable for investments sold....              -               -        1,500,000      1,000,000      1,000,000
   Receivable for fund shares sold....         345,427             922               -              -        931,262
   Receivable from Adviser............               -               -               -            819              -
   Interest receivable................       4,197,991         170,380         838,178        273,372        373,686
   Prepaid expenses and other assets..         102,843          12,840          10,011          4,022          3,050
                                        --------------    ------------    ------------    -----------    -----------
   Total Assets.......................   1,715,669,439     101,305,508     122,438,498     53,436,634     60,093,823
                                        --------------    ------------    ------------    -----------    -----------
Liabilities
   Payable for fund shares redeemed...           9,709               -           6,461              -         14,246
   Investment advisory fee payable....          76,737               -               -              -          2,423
   Distribution fee payable...........          46,598           2,770           3,337          1,463          1,622
   Shareholder services fee payable...          82,184           4,192           5,849          2,536          2,638
   Administrative services fee
     payable..........................           9,320             554             668            293            324
   Dividends payable..................       2,092,702         112,620          81,170         39,614         39,957
   Other payables and accrued
     expenses.........................         771,428          49,868          59,221         32,071         36,491
                                        --------------    ------------    ------------    -----------    -----------
   Total Liabilities..................       3,088,678         170,004         156,706         75,977         97,701
                                        --------------    ------------    ------------    -----------    -----------
   Total Net Assets...................  $1,712,580,761    $101,135,504    $122,281,792    $53,360,657    $59,996,122
                                        ==============    ============    ============    ===========    ===========
Composition of Net Assets
   Par value ($.0001 per share,
     10 billion shares authorized
     for each portfolio)..............  $      171,262    $     10,116    $     12,237    $     5,339    $     6,002
   Paid-in-capital in excess of par...   1,712,409,587     101,125,526     122,360,293     53,386,172     60,013,921
   Accumulated net realized
     loss on investments..............             (88)           (138)        (90,738)       (30,854)       (23,801)
                                        --------------    ------------    ------------    -----------    -----------
   Total Net Assets...................  $1,712,580,761    $101,135,504    $122,281,792    $53,360,657    $59,996,122
                                        ==============    ============    ============    ===========    ===========

   Fund shares outstanding............   1,712,620,019     101,157,835     122,373,195     53,391,512     60,019,923
                                        --------------    ------------    ------------    -----------    -----------
   Net asset value per share..........           $1.00           $1.00           $1.00          $1.00          $1.00
                                        ==============     ===========     ===========    ===========     ==========

See accompanying notes to financial statements.

Year ended November 30, 1996
================================================================================
Statements of Operations
================================================================================


                                        ---------      ----------     ---------     ----------    ---------
                                        Primary        Government     General       California    New York
                                        Portfolio      Portfolio      Municipal     Municipal     Municipal
                                                                      Portfolio     Portfolio     Portfolio
                                        ---------      ----------     ---------     ----------    ---------
INVESTMENT INCOME
   Interest............................ $93,426,661    $ 5,675,674    $4,588,062    $2,024,273    $2,146,269
                                        -----------    -----------    ----------    ----------    ----------
OPERATING EXPENSES
   Investment advisory fee (note 2a)...   6,981,092        520,106       638,004       309,904       313,061
   Distribution fee (note 2b)..........   4,238,182        262,097       326,669       154,952       156,531
   Transfer and dividend
     disbursement agent fees...........   2,330,976         78,649        79,161        22,501        32,601
   Administrative services fee
     (note 2c).........................     847,636         52,419        65,334        30,990        31,306
   Shareholder services fee
     (note 2d).........................     335,977         21,519        26,281        12,379        13,544
   Registration fees...................     284,343         20,514        44,154           150            65
   Custodian fees (note 2e)............     146,502         42,626        48,881        19,951        18,962
   Reports and notices to
     shareholders......................     133,766          6,733         8,329         2,811         3,293
   Auditing, consulting and tax
     return preparation fees...........      43,406         18,106        18,606        17,106        18,106
   Directors' fees and expenses........      29,470         24,900        24,950        24,900        24,900
   Legal fees..........................      10,225          2,320         2,880         2,200         2,200
   Miscellaneous.......................     134,213          6,135         9,815         4,039         6,554
                                       ------------    -----------    ----------    ----------   -----------
Total operating expenses...............  15,515,788      1,056,124     1,293,064       601,883       621,123
Less: Investment advisory fee
  waived (note 2a).....................           -           (258)       (1,744)      (71,394)       (7,866)
Less: Expense offset
  arrangement (note 2e)................      (7,532)        (7,483)       (3,283)       (4,683)       (4,081)
                                       ------------    -----------    ----------    ----------   -----------
Net operating expenses.................  15,508,256      1,048,383     1,288,037       525,806       609,176
                                       ------------    -----------    ----------    ----------   -----------
  Net investment income................  77,918,405      4,627,291     3,300,025     1,498,467     1,537,093
    Net realized gain (loss)
      on investments...................         (88)          (138)        1,357        (9,304)            -
                                       ------------    -----------    ----------    ----------   -----------
Net increase in net assets
   resulting from operations...........$ 77,918,317     $4,627,153    $3,301,382    $1,489,163    $1,537,093
                                       ============     ==========    ==========    ==========    ==========

See accompanying notes to financial statements.

================================================================================
Statements of Changes in Net Assets
================================================================================

                             ------------------------------    -------------------------------
                                    Primary Portfolio                 Government Portfolio
                             ------------------------------    -------------------------------
                                 Year ended November 30,            Year ended  November 30,
                             ------------------------------    -------------------------------
                                  1996             1995             1996             1995
                             --------------   -------------    --------------   --------------

Operations
  Net investment income.... $    77,918,405  $    80,795,389    $   4,627,291    $   5,452,937
  Net realized gain (loss)
    on investments.........             (88)              68             (138)             700
                            ---------------  ---------------    -------------    -------------
    Net increase in net
      assets resulting from
      operations...........      77,918,317       80,795,457        4,627,153        5,453,637
                            ---------------  ---------------    -------------    -------------

Dividends and Distributions
  to Shareholders
  Net investment income....     (77,918,405)     (80,795,389)      (4,627,291)      (5,452,937)
  Net realized gains.......             (68)            (482)            (700)            (494)
                            ---------------  ---------------    -------------    -------------
    Total dividends and
    distributions to
    shareholders...........     (77,918,473)     (80,795,871)      (4,627,991)      (5,453,431)
                            ---------------  ---------------    -------------    -------------

Fund Share Transactions
  Net proceeds from sales..   9,931,873,061    8,545,299,477      547,203,168      561,063,508
  Reinvestment of dividends
    and distributions......      75,659,105       77,748,816        4,601,454        5,335,254
  Cost of shares redeemed..  (9,966,080,610)  (8,405,687,289)    (559,243,310)    (571,041,692)
                            ---------------  ---------------    -------------    -------------
    Net increase (decrease)
      in net assets from
      fund share
      transactions..........     41,451,556      217,361,004       (7,438,688)      (4,642,930)
                            ---------------  ---------------    -------------    -------------
  Increase due to voluntary
    capital contribution
    by adviser (note 2f)...              --               --               --               --
                            ---------------  ---------------    -------------    -------------
  Total increase (decrease)
    in net assets..........      41,451,400      217,360,590       (7,439,526)      (4,642,724)

Net Assets
  Beginning of year........   1,671,129,361    1,453,768,771      108,575,030      113,217,754
                            ---------------  ---------------    -------------    -------------

  End of year.............. $ 1,712,580,761  $ 1,671,129,361    $ 101,135,504    $ 108,575,030
                            ===============  ===============    =============    =============

See accompanying notes to financial statements.

-------------------------------     -------------------------------     -------------------------------
  General Municipal Portfolio        California Municipal Portfolio       New York Municipal Portfolio
-------------------------------     -------------------------------     -------------------------------
     Year ended November 30,             Year ended November 30,             Year ended November 30,
-------------------------------     -------------------------------     -------------------------------
       1996            1995              1996              1995              1996              1995
--------------    -------------     -------------     -------------     -------------     -------------
$    3,300,025    $   3,880,838     $   1,498,467     $   1,946,409     $   1,537,093     $   1,582,050

         1,357          (33,497)           (9,304)         (618,234)               --           (19,669)
--------------    -------------     -------------     -------------     -------------     -------------
     3,301,382        3,847,341         1,489,163         1,328,175         1,537,093         1,562,381
--------------    -------------     -------------     -------------     -------------     -------------


    (3,300,025)      (3,880,838)       (1,498,467)       (1,946,409)       (1,537,093)       (1,582,050)
            --               --                --                --                --                --
--------------    -------------     -------------     -------------     -------------     -------------
    (3,300,025)      (3,880,838)       (1,498,467)       (1,946,409)       (1,537,093)       (1,582,050)
--------------    -------------     -------------     -------------     -------------     -------------

   718,878,788      667,188,766       276,344,120       296,613,031       317,110,184       303,848,325

     3,249,617        3,738,051         1,512,475         1,848,545         1,470,312         1,487,169
  (715,812,543)    (663,670,132)     (300,398,721)     (283,854,056)     (310,927,499)     (300,949,618)
--------------    -------------     -------------     -------------     -------------     -------------

     6,315,862        7,256,685       (22,542,126)       14,607,520         7,652,997             4,385
--------------    -------------     -------------     -------------     -------------     -------------


            --               --                --           604,407                --                --
--------------    -------------     -------------     -------------     -------------     -------------

     6,317,219        7,223,188       (22,551,430)       14,593,693         7,652,997         4,366,207

   115,964,573      108,741,385        75,912,087        61,318,394        52,343,125        47,976,918
--------------    -------------     -------------     -------------     -------------     -------------
$  122,281,792    $ 115,964,573     $  53,360,657     $  75,912,087     $  59,996,122     $  52,343,125
==============    =============     =============     =============     =============     =============

November 30, 1996
================================================================================
Notes to Financial Statements
================================================================================

1. Organization and Significant Accounting Policies

   OCC Cash Reserves (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund has five portfolios: the Primary Portfolio ("Primary"), the Government Portfolio ("Government"), the General Municipal Portfolio ("General"), the California Municipal Portfolio ("California") and the New York Municipal Portfolio ("New York"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. OpCap Advisors (the "Adviser") and OCC Distributors (the "Distributor"), both majority-owned (99%) subsidiaries of Oppenheimer Capital, serve as each Portfolio's adviser and distributor, respectively.

   The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

   (a) Valuation of Investments

   Each Portfolio values its investments on the basis of amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference between the principal amount due at maturity and the initial cost of the security.

   (b) Federal Income Taxes

   Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributes substantially all of its taxable and non-taxable income to its shareholders; accordingly, no Federal income tax provision is required.

   (c) Investment Transactions and Other Income

   Investment transactions are accounted for on the trade date. Cost of investments sold is determined on the basis of identified cost. Interest income is accrued as earned. Premiums are amortized and original issue discounts are accreted to interest income over the lives of the respective securities.

   (d) Dividends and Distributions

   Dividends from net investment income are declared daily and paid monthly by each Portfolio. Distributions of net realized short-term capital gains, if any, are declared and paid annually by each Portfolio.

   (e) Repurchase Agreements

   Each Portfolio may enter into repurchase agreements as part of its investment program. The Portfolios' custodian takes possession of the collateral pledged by the counterparty. The collateral is marked-to-market daily to ensure that the value, plus accrued interest, is at least equal to the repurchase price. In the event of default of the obligor to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    (f) Allocation of Expenses

    Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all applicable Portfolios or on another reasonable basis.

2. Investment Advisory Fee, Distribution Fee, Shareholder Services Fee and Other Transactions with Affiliates

    (a) Under the Investment Advisory Agreement, each Portfolio pays the Adviser a monthly investment advisory fee at the annual rate of .50% of the first $100 million of average daily net assets, .45% on the next $200 million of average daily net assets, and .40% on average daily net assets in excess of $300 million. The Adviser has voluntarily agreed to reimburse each Portfolio to the extent that the combined operating expenses of the Portfolio do not exceed 1.00% of its average daily net assets (net of expense offsets) for any fiscal year. For the year ended November 30, 1996, the Adviser waived $258, $1,744, $71,394 and $7,866 in investment advisory fees for Government, General, California and New York, respectively.

    (b) The Fund has adopted a Distribution Plan (the "Plan") pursuant to which each Portfolio pays the Adviser a monthly fee at an annual rate of .25% of each Portfolio's average daily net assets and the Adviser uses such amounts in their entirety for (i) payments to broker-dealers, banks and other financial intermediaries for their distribution assistance provided to the Portfolio and
(ii) otherwise promoting the sale of shares of the Fund. For the year ended November 30, 1996, substantially all fees under the Plan were paid to Oppenheimer & Co., Inc., an affiliated broker-dealer of the Adviser.

    (c) Each Portfolio pays Oppenheimer & Co., Inc. and certain other broker-dealers for administrative services performed for shareholder accounts at an annual rate of .05% of each PortfolioOs average daily net assets. For the year ended November 30, 1996, payments to Oppenheimer & Co., Inc. were: Primary $847,636; Government $52,419; General $65,334; California $30,990; and New York $31,306.

    (d) Each Portfolio reimburses Oppenheimer & Co., Inc. for a portion of its costs in providing it with shareholder servicing. The Fund has been informed that for the year ended November 30, 1996, amounts paid to Oppenheimer & Co., Inc. for such services were: Primary $323,317; Government $18,497; General $24,536; California $12,352; and New York $9,212.

    (e) The Fund benefits from an expense offset arrangement with the custodian bank where uninvested cash balances earn credits that reduce monthly fees. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

    (f) On December 7, 1994 the Adviser voluntarily purchased from the California Municipal Portfolio $2,000,000 par, Orange County, CA Tax and Revenue Anticipation Notes for an amount which exceeded their fair market value by $604,407. The Portfolio recognized a realized loss on the sale and received a capital contribution of an equal amount from the Adviser. For tax purposes, the capital contribution was applied against the realized losses for the year ended November 30, 1995.

3.  Purchases and Sales of Investments

    For the year ended November 30, 1996, purchases and sales/maturities of investment securities were: Primary $10,316,457,954 and $10,361,803,246, respectively; Government $4,350,947,604 and $4,368,805,841, respectively; General $577,868,868 and $571,989,155, respectively; California $280,033,105 and
$302,643,187, respectively; and New York $273,168,629 and $268,186,600, respectively.

November 30, 1996
================================================================================
Notes to Financial Statements (continued)
================================================================================

4. Financial Instruments and Associated Risks

   Each Portfolio invests in issues with a remaining maturity of thirteen months or less and are rated high quality by a nationally recognized statistical rating organization or, if not rated, are judged by the Adviser to be of comparable quality. Primary maintains portfolio diversification to reduce investment risk by not investing more than 25% of its total assets in securities of issuers conducting their principal business activities in any one industry, except that under normal circumstances at least 25% of its total assets will be invested in bank obligations. At November 30, 1996, major industry concentrations were as follows: Banking--37.2%, Finance--15.3%, Sovereign--11.7%, Automotive--9.6%, Brokerage--6.9%. Government's portfolio is concentrated in issues of, or guaranteed by, the U.S. Government and/or its agencies and is diversified with respect to its investments in repurchase agreements. General maintains a diversified portfolio of short-term obligations issued by states, territories and possessions of the United States and by the District of Columbia and by their political subdivisions and duly constituted authorities. California and New York maintain non-diversified portfolios of short-term obligations issued by the States of California and New York, respectively, and their political subdivisions. Issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state, region or industry. Certain short-term debt obligations held by the Portfolios may be entitled to the benefit of standby letters of credit or other guarantees of banks or other financial institutions.

5. Capital Loss Carryforward

   At November 30, 1996, accumulated net realized capital loss carryforwards available as a reduction against future net realized capital gains for Federal income tax purposes were: Primary--$88 which will expire in 2004; Government-- $138 which will expire in 2004; General--$90,738 of which $12,327 will expire in 1997, $29,512 will expire in 1998, $1,302 will expire in 1999, $13,801 will expire in 2000, $299 will expire in 2001 and $33,497 will expire in 2003; California--$30,854 of which $730 will expire in 1999, $5,856 will expire in 2000, $1,137 will expire in 2001, $13,827 will expire in 2003 and $9,304 will expire in 2004; and New York--$23,801 of which $3,198 will expire in 2000, $934 will expire in 2001 and $19,669 will expire in 2003. To the extent that these capital loss carryforwards are used to offset future net capital gains, it is possible that gains so offset will not be distributed to shareholders.

================================================================================
Financial Highlights (For a share outstanding throughout each year)
================================================================================




                                                      INCOME FROM                                 DIVIDENDS
                                                 INVESTMENT OPERATIONS                        AND DISTRIBUTIONS
                                         -------------------------------------  -------------------------------------------------
                                                                                Dividends to
                              Net Asset                   Net                   Shareholders    Distributions    Total Dividends
                                Value,       Net        Realized    Total from    from Net     to Shareholders  and Distributions
                             Beginning   Investment   Gain/(Loss)   Investment   Investment        from Net           to
                              of Year      Income    on Investments Operations     Income       Realized Gains    Shareholders
Primary Portfolio
Year ended Nov. 30, 1996         $1.000      $0.046       ($0.000)      $0.046     ($0.046)       ($0.000)        ($0.046)
Year ended Nov. 30, 1995          1.000       0.051         0.000        0.051      (0.051)        (0.000)         (0.051)
Year ended Nov. 30, 1994          1.000       0.032         0.000        0.032      (0.032)        (0.000)         (0.032)
Year ended Nov. 30, 1993          1.000       0.024         0.000        0.024      (0.024)        (0.000)         (0.024)
Year ended Nov. 30, 1992          1.000       0.033         0.000        0.033      (0.033)        (0.000)         (0.033)

                                                                    RATIOS TO
                                                                     AVERAGE
                                                                    NET ASSETS
                                                            -------------------------
                             Net                 Net
                            Asset              Assets,
                            Value,              End of         Net            Net
                            End of   Total       Year       Operating      Investment
                             Year   Return*   (millions)    Expenses         Income
Primary Portfolio
Year ended Nov. 30, 1996    $1.000   4.69%     $1,712.6        0.91%(1,2)      4.60%(1,2)
Year ended Nov. 30, 1995     1.000   5.19%      1,671.1        0.94%           5.07%
Year ended Nov. 30, 1994     1.000   3.26%      1,453.8        0.91%           3.21%
Year ended Nov. 30, 1993     1.000   2.44%      1,413.9        0.90%           2.41%
Year ended Nov. 30, 1992     1.000   3.38%      1,168.3        0.88%           3.34%

(1) Average net assets for the year ended November 30, 1996 were $1,695,272,657.
(2) Gross of expense offsets (see note 2e in Notes to Financial Statements).


                                                     INCOME FROM                                  DIVIDENDS
                                                INVESTMENT OPERATIONS                         AND DISTRIBUTIONS
                                         -------------------------------------  -------------------------------------------------
                                                                                Dividends to
                              Net Asset                   Net                   Shareholders    Distributions    Total Dividends
                                Value,       Net        Realized    Total from    from Net     to Shareholders  and Distributions
                             Beginning   Investment   Gain/(Loss)   Investment   Investment        from Net           to
                              of Year      Income    on Investments Operations     Income       Realized Gains    Shareholders
Government Portfolio
Year ended Nov. 30, 1996         $1.000      $0.044       ($0.000)      $0.044     ($0.044)       ($0.000)         ($0.044)
Year ended Nov. 30, 1995          1.000       0.049         0.000        0.049      (0.049)        (0.000)          (0.049)
Year ended Nov. 30, 1994          1.000       0.031         0.000        0.031      (0.031)            --           (0.031)
Year ended Nov. 30, 1993          1.000       0.022            --        0.022      (0.022)        (0.000)          (0.022)
Year ended Nov. 30, 1992          1.000       0.032         0.000        0.032      (0.032)            --           (0.032)

                                                                    RATIOS TO
                                                                     AVERAGE
                                                                    NET ASSETS
                                                           -----------------------------
                              Net                  Net
                             Asset               Assets,
                             Value,               End of         Net            Net
                             End of   Total       Year       Operating       Investment
                              Year    Return*   (millions)    Expenses         Income
Year ended Nov. 30, 1996     $1.000   4.51%    $  101.1      1.00%(1,2)       4.41%(1,2)
Year ended Nov. 30, 1995      1.000   5.02%       108.6      1.00%(1)         4.91%(1)
Year ended Nov. 30, 1994      1.000   3.12%       113.2      0.95%(1)         3.08%(1)
Year ended Nov. 30, 1993      1.000   2.26%       127.9      1.00%            2.24%
Year ended Nov. 30, 1992      1.000   3.24%       131.7      0.93%(1)         3.23%(1)

(1) During the years noted above, the Adviser waived a portion of its fees. Additionally, for the year ended November 30, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. Had such waivers and expense offsets not been in effect, the ratios of net operating expenses to average net assets would have been 1.00%, 1.02%, 0.97% and 0.94%, respectively, and the ratios of net investment income to average net assets would have been 4.41%, 4.89%, 3.06% and 3.22%, respectively.
(2) Average net assets for the year ended November 30, 1996 were $104,838,715.


---------------
*  Assumes reinvestment of all dividends and distributions.

================================================================================
Financial Highlights (For a share outstanding throughout each year) (continued)
================================================================================



                                                        INCOME FROM                     DIVIDENDS AND
                                                   INVESTMENT OPERATIONS                DISTRIBUTIONS
                                          ---------------------------------------  -------------------------
                                                                                   Dividends to
                             Net Asset                      Net                    Shareholders              Net Asset
                               Value,         Net         Realized     Total from    from Net      Capital     Value,
                             Beginning    Investment     Gain/(Loss)   Investment   Investment   Contribution  End of   Total
                              of Year       Income     on Investments  Operations     Income      by Adviser    Year   Return*
General Municipal Portfolio
Year ended Nov. 30, 1996      $1.000        $0.025          $0.000       $0.025       ($0.025)        --      $1.000     2.56%
Year ended Nov. 30, 1995       1.000         0.031           0.000        0.031        (0.031)        --       1.000     3.11%
Year ended Nov. 30, 1994       1.000         0.020          (0.000)       0.020        (0.020)        --       1.000     2.04%
Year ended Nov. 30, 1993       1.000         0.017          (0.000)       0.017        (0.017)        --       1.000     1.74%
Year ended Nov. 30, 1992       1.000         0.026           0.000        0.026        (0.026)        --       1.000     2.66%

                                                  RATIOS TO
                                                   AVERAGE
                                                  NET ASSETS
                                          -------------------------
                            Net Assets,
                              End of        Net             Net
                               Year       Operating      Investment
                            (millions)    Expenses         Income
General Municipal Portfolio
Year ended Nov. 30, 1996       $122.3      0.99%(1,2)      2.53%(1,2)
Year ended Nov. 30, 1995        116.0      0.93%(1)        3.07%(1)
Year ended Nov. 30, 1994        108.7      0.90%(1)        2.01%(1)
Year ended Nov. 30, 1993        109.7      0.98%(1)        1.73%(1)
Year ended Nov. 30, 1992        112.9      0.90%(1)        2.62%(1)

(1) During the years noted above, the Adviser waived a portion of its fees. Additionally, for the year ended November 30, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. Had such waivers and expense offsets not been in effect, the ratios of net operating expenses to average net assets would have been 0.99%, 1.02%, 1.01% , 1.01% and 1.00%, respectively, and the ratios of net investment income to average net assets would have been 2.53%, 2.98%, 1.90%, 1.70% and 2.52%, respectively.
(2) Average net assets for the year ended November 30, 1996 were $130,667,601.

                                                           INCOME FROM                     DIVIDENDS AND
                                                      INVESTMENT OPERATIONS                DISTRIBUTIONS
                                             ---------------------------------------  -------------------------
                                                                                      Dividends to
                                Net Asset                      Net                    Shareholders              Net Asset
                                  Value,         Net         Realized     Total from    from Net      Capital     Value,
                                Beginning    Investment     Gain/(Loss)   Investment   Investment   Contribution  End of   Total
                                 of Year       Income     on Investments  Operations     Income      by Adviser    Year   Return*
California Municipal Portfolio
Year ended Nov. 30, 1996         $1.000        $0.024         ($0.000)      $0.024       ($0.024)        --      $1.000     2.42%
Year ended Nov. 30, 1995          1.000         0.031          (0.008)       0.023        (0.031)     $0.008      1.000     3.10%(3)
Year ended Nov. 30, 1994          1.000         0.020          (0.000)       0.020        (0.020)        --       1.000     1.99%
Year ended Nov. 30, 1993          1.000         0.017          (0.000)       0.017        (0.017)        --       1.000     1.76%
Year ended Nov. 30, 1992          1.000         0.025          (0.000)       0.025        (0.025)        --       1.000     2.57%

                                                      RATIOS TO
                                                       AVERAGE
                                                      NET ASSETS
                                            -----------------------------
                                Net Assets,
                                  End of        Net             Net
                                   Year       Operating      Investment
                                (millions)    Expenses         Income
California Municipal Portfolio
Year ended Nov. 30, 1996           $53.4       0.85%(1,2)      2.42%(1,2)
Year ended Nov. 30, 1995            75.9       0.82%(1)        3.05%(1)
Year ended Nov. 30, 1994            61.3       0.85%(1)        1.99%(1)
Year ended Nov. 30, 1993            62.3       0.85%(1)        1.75%(1)
Year ended Nov. 30, 1992            61.2       0.60%(1)        2.51%(1)

(1) During the years noted above, the Adviser waived a portion of its fees. Additionally, for the year ended November 30, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. Had such waivers and expense offsets not been in effect, the ratios of net operating expenses to average net assets would have been 0.97%, 0.95%, 0.97%, 0.98% and 1.02%, respectively, and the ratios of net investment income to average net assets would have been 2.30%, 2.92%, 1.87%, 1.62% and 2.09%, respectively.
(2) Average net assets for the year ended November 30, 1996 were $61,980,887.
(3) Had the Adviser not made the capital contribution in regard to Orange County, (see note 2f in Notes to Financial Statements) the PortfolioOs total return would have been lower.

                                                        INCOME FROM                     DIVIDENDS AND
                                                   INVESTMENT OPERATIONS                DISTRIBUTIONS
                                          ---------------------------------------  -------------------------
                                                                                   Dividends to
                             Net Asset                      Net                    Shareholders              Net Asset
                               Value,         Net         Realized     Total from    from Net      Capital     Value,
                             Beginning    Investment     Gain/(Loss)   Investment   Investment   Contribution  End of   Total
                              of Year       Income     on Investments  Operations     Income      by Adviser    Year   Return*
New York Municipal Portfolio
Year ended Nov. 30, 1996      $1.000        $0.025               --      $0.025       ($0.025)         --     $1.000     2.50%
Year ended Nov. 30, 1995       1.000         0.030          $ 0.000       0.030        (0.030)         --      1.000     3.07%
Year ended Nov. 30, 1994       1.000         0.019           (0.000)      0.019        (0.019)         --      1.000     1.92%
Year ended Nov. 30, 1993       1.000         0.016           (0.000)      0.016        (0.016)         --      1.000     1.66%
Year ended Nov. 30, 1992       1.000         0.025           (0.000)      0.025        (0.025)         --      1.000     2.56%

                                                  RATIOS TO
                                                   AVERAGE
                                                  NET ASSETS
                                          -------------------------

                            Net Assets,
                              End of        Net             Net
                               Year       Operating      Investment
                            (millions)    Expenses         Income
New York Municipal Portfolio
Year ended Nov. 30, 1996       $60.0       0.97%(1,2)      2.45%(1,2)
Year ended Nov. 30, 1995        52.3       0.79%(1)        3.02%(1)
Year ended Nov. 30, 1994        48.0       0.82%(1)        1.90%(1)
Year ended Nov. 30, 1993        42.2       0.79%(1)        1.64%(1)
Year ended Nov. 30, 1992        32.9       0.74%(1)        2.43%(1)


(1) During the years noted above, the Adviser waived a portion of its fees. Additionally, for the year ended November 30, 1996, the Portfolio benefited from an expense offset arrangement with its custodian bank. Had such waivers and expense offsets not been in effect, the ratios of net operating expenses to average net assets would have been 0.98%, 1.00%, 1.01%, 1.03% and 1.19%, respectively, and the ratios of net investment income to average net assets would have been 2.44%, 2.81%, 1.71%, 1.40% and 1.98%, respectively.
(2) Average net assets for the year ended November 30, 1996 were $62,612,204.

---------------------------------------------
*  Assumes reinvestment of all dividends.

================================================================================
Independent Accountants Report
================================================================================

To the Shareholders and Board of Directors of OCC Cash Reserves

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Primary Portfolio, the Government Portfolio, the General Municipal Portfolio, the California Municipal Portfolio and the New York Municipal Portfolio (constituting OCC Cash Reserves, hereafter referred to as the "Portfolio") at November 30, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
January 20, 1997

=========================================================
OCC CASH RESERVES
=========================================================

Directors and Officers

Joseph M. La Motta              Director, President
Paul Y. Clinton                 Director
Thomas W. Courtney              Director
Lacy B. Herrmann                Director
George Loft                     Director
Everett Alcenat                 Vice President
Robert J. Bluestone             Vice President
Bernard H. Garil                Vice President
John C. Giusio, Jr.             Vice President
Matthew Greenwald               Vice President
Vikki Hanges                    Vice President
Susan A. Murphy                 Vice President
Sheldon Siegel                  Treasurer
Deborah Kaback                  Secretary
Richard L. Peteka               Assistant Treasurer
Maria Camacho                   Assistant Secretary
Thomas E. Duggan                Assistant Secretary

Investment Adviser

OpCap Advisors
One World Financial Center
New York, NY 10281

Distributor

OCC Distributors
Two World Financial Center
New York, NY 10080

Custodian, Transfer and Shareholder Servicing Agent

State Street Bank and Trust Company
P.O. Box 8505
Boston, MA 02266



Table of Contents

President's Letter                       1
Investment Review                        2
Schedules of Investments                 4
Statements of Assets and Liabilities    14
Statements of Operations                15
Statements of Changes in Net Assets     16
Notes to Financial Statements           18
Financial Highlights                    21
Independent Accountants Report          23


This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.



=========================================================
OCC CASH RESERVES
=========================================================

 .  Primary Portfolio
 .  Government Portfolio
 .  General Municipal Portfolio
 .  California Municipal Portfolio
 .  New York Municipal Portfolio


     Annual Report
     November 30, 1996



Managed by
OpCap Advisors